Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Obligations for Operating Leases

Amount
US$
For the year ending
2013	1,859
2014	1,659
2015	1,548
2016	1,581
Beyond 2017	1,460

Total minimum payment required	8,107